NET REVENUE - Summary of Disaggregation of Revenue from Contracts with Customers Based on Platform Type (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	$ 3,809,054.3	$ 121,423.5	$ 2,894,307.7	$ 2,161,735.8
High Performance Computing
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	2,192,931.0		1,476,890.6	934,768.6
Smartphone
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	1,110,816.4		1,005,130.5	814,914.3
Internet of Things
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	191,046.8		165,516.2	161,916.5
Automotive
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	186,667.0		139,323.1	133,654.3
Digital Consumer Electronics
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	47,996.5		47,960.4	46,999.8
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	$ 79,596.6		$ 59,486.9	$ 69,482.3